RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Men [member] | On Valuation Date [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	27 years 292 days	27 years 328 days
Men [member] | 15 Years After Valuation Date [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	28 years 292 days	28 years 328 days
Women [member] | On Valuation Date [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	29 years 146 days	29 years 6 months
Women [member] | 15 Years After Valuation Date [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	30 years 219 days	30 years 255 days